Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

    7        Trade and other receivables

	2021	2020
Domestic	140,573	81,031
Accounts receivables to related parties (a)	7,269	-
Abroad	2,863	11,065
	150,705	92,096
Allowance for expected credit losses	(8,298)	(6,087)
	142,407	86,009

a. As of December, the Company had transactions with non-consolidated related parties. The outstanding balances were related to Twilio Inc. (note 27).

Changes in allowance for expected credit losses are as follows:

Balance at December 31, 2019	(5,088)
Additions	(8,756)
Reversal	4,551
Write-offs	3,206
Balance at December 31, 2020	(6,087)
Additions	(8,508)
Reversal	2,205
Write-offs	4,092
Balance at December 31, 2021	(8,298)

The Company performs write-offs of trade accounts receivable against the allowance for expected credit losses past due over 180 days as this is the period for which management believes there is no reasonable expectation that accounts receivable will be recovered.

The breakdown of accounts receivable from customers by maturity is as follows:

	2021	2020
Unbilled services (b)	78,449	44,324
Current	50,728	31,087
Overdue (days):
1–30	7,295	7,774
31–60	2,555	1,043
61–90	1,466	853
91–120	1,337	757
121–150	1,018	735
>150	7,857	5,523
	150,705	92,096

b.

Revenue recognition in the industry of mobile, fixed and internet communication platform services involves complex billing systems, with processing of large volumes of data and with price variations from the different plans. Additionally, in this context, the Company's revenues are recognized monthly, with the invoiced portion and the unbilled portion, arising from services provided between the billing date and the end of each month, being identified, processed and recognized within the month in which the service has been provided. Thus, "revenues to be billed" - recorded in the accounts each month, are calculated based on the proportion of services performed up to the date of presentation of the financial information.

The expected credit loss rates of accounts receivable from customers by maturity is as follows:

31 December 2021	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.72%	50,728	(872)
1–30 days past due	9.89%	7,295	(721)
More than 31 days past due	47.11%	14,233	(6,705)

31 December 2020	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.59%	31,087	(183)
1–30 days past due	2.69%	7,774	(209)
More than 31 days past due	63.91%	8,911	(5,695)